Novartis principal subsidiaries and associated companies (Details) - 12 months ended Dec. 31, 2025
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Disclosure of subsidiaries [line items]
Principal group companies materiality of assets or sales to third parties	$ 25,000,000
Subsidiaries [member] | Novartis Argentina S.A., Ciudad de Buenos Aires [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Argentina S.A.
Principal place of business of subsidiary	Ciudad de Buenos Aires
Country of incorporation of subsidiary	Argentina
Share/paid-in capital		$ 906.1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Australia Pty Ltd, Macquarie Park, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Australia Pty Ltd
Principal place of business of subsidiary	Macquarie Park, NSW
Country of incorporation of subsidiary	Australia
Share/paid-in capital			$ 2
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals Australia Pty Ltd, Macquarie Park, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals Australia Pty Ltd
Principal place of business of subsidiary	Macquarie Park, NSW
Country of incorporation of subsidiary	Australia
Share/paid-in capital			$ 3,800,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Holding GmbH, Vienna [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Holding GmbH
Principal place of business of subsidiary	Vienna
Country of incorporation of subsidiary	Austria
Share/paid-in capital | €				€ 35,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceutical Manufacturing GmbH, Langkampfen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceutical Manufacturing GmbH
Principal place of business of subsidiary	Langkampfen
Country of incorporation of subsidiary	Austria
Share/paid-in capital | €				763,070
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma GmbH, Vienna [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma GmbH
Principal place of business of subsidiary	Vienna
Country of incorporation of subsidiary	Austria
Share/paid-in capital | €				1,100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma NV, Vilvoorde [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma NV
Principal place of business of subsidiary	Vilvoorde
Country of incorporation of subsidiary	Belgium
Share/paid-in capital | €				7,100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Manufacturing NV, Puurs-Sint-Amands [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Manufacturing NV
Principal place of business of subsidiary	Puurs-Sint-Amands
Country of incorporation of subsidiary	Belgium
Share/paid-in capital | €				110,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Investment Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Investment Ltd.
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital	$ 12,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Triangle International Reinsurance Limited, Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Triangle International Reinsurance Limited
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital | SFr					SFr 1,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Trinity River Insurance Co Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Trinity River Insurance Co Ltd.
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital	$ 370,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Biociencias S.A., Sao Paulo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Biociências S.A.
Principal place of business of subsidiary	São Paulo
Country of incorporation of subsidiary	Brazil
Share/paid-in capital | R$						R$ 507.1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals Canada Inc., Dorval, Quebec [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals Canada Inc.
Principal place of business of subsidiary	Montreal, Quebec
Country of incorporation of subsidiary	Canada
Share/paid-in capital							$ 420,717
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Chile S.A., Santiago de Chile [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Chile S.A.
Principal place of business of subsidiary	Santiago de Chile
Country of incorporation of subsidiary	Chile
Share/paid-in capital								$ 2.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Beijing Novartis Pharma Co., Ltd., Beijing [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Beijing Novartis Pharma Co., Ltd.
Principal place of business of subsidiary	Beijing
Country of incorporation of subsidiary	China
Share/paid-in capital	$ 30,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceutical Technology Zhejiang Co., Ltd., Haiyan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceutical Technology Zhejiang Co., Ltd.
Principal place of business of subsidiary	Haiyan
Country of incorporation of subsidiary	China
Share/paid-in capital	$ 30,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals (HK) Limited, Hong Kong [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals (HK) Limited
Principal place of business of subsidiary	Hong Kong
Country of incorporation of subsidiary	China
Share/paid-in capital									$ 200
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | China Novartis Institutes for BioMedical Research Co., Ltd., Shanghai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	China Novartis Institutes for BioMedical Research Co., Ltd.
Principal place of business of subsidiary	Shanghai
Country of incorporation of subsidiary	China
Share/paid-in capital	$ 320,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Suzhou Novartis Technical Development Co., Ltd., Changshu [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Suzhou Novartis Technical Development Co., Ltd.
Principal place of business of subsidiary	Changshu
Country of incorporation of subsidiary	China
Share/paid-in capital	$ 12,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Shanghai Novartis Trading Ltd., Shanghai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Shanghai Novartis Trading Ltd.
Principal place of business of subsidiary	Shanghai
Country of incorporation of subsidiary	China
Share/paid-in capital	$ 3,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis de Colombia S.A., Santafe de Bogota [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis de Colombia S.A.
Principal place of business of subsidiary	Santafé de Bogotá
Country of incorporation of subsidiary	Colombia
Share/paid-in capital										$ 7.9
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis s.r.o., Prague [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis s.r.o.
Principal place of business of subsidiary	Prague
Country of incorporation of subsidiary	Czechia
Share/paid-in capital | Kč											Kč 51.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Healthcare A/S, Copenhagen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Healthcare A/S
Principal place of business of subsidiary	Copenhagen
Country of incorporation of subsidiary	Denmark
Share/paid-in capital | kr												kr 14.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Caribe, S.A., Santo Domingo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Caribe, S.A.
Principal place of business of subsidiary	Santo Domingo
Country of incorporation of subsidiary	Dominican Republic
Share/paid-in capital													$ 20.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Ecuador S.A., Quito [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Ecuador S.A.
Principal place of business of subsidiary	Quito
Country of incorporation of subsidiary	Ecuador
Share/paid-in capital	$ 4,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma S.A.E., Cairo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma S.A.E.
Principal place of business of subsidiary	Cairo
Country of incorporation of subsidiary	Egypt
Share/paid-in capital | ج.م.														ج.م. 2.1
Proportion of ownership interest in subsidiary	99.98%
Proportion of voting rights held in subsidiary	99.98%
Subsidiaries [member] | Novartis Finland Oy, Espoo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Finland Oy
Principal place of business of subsidiary	Espoo
Country of incorporation of subsidiary	Finland
Share/paid-in capital | €				459,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Groupe France S.A., Rueil-Malmaison [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Groupe France S.A.S.
Principal place of business of subsidiary	Rueil-Malmaison
Country of incorporation of subsidiary	France
Share/paid-in capital | €				903,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma S.A.S., Rueil-Malmaison [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma S.A.S.
Principal place of business of subsidiary	Rueil-Malmaison
Country of incorporation of subsidiary	France
Share/paid-in capital | €				44,300,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Advanced Accelerator Applications S.A., Rueil-Malmaison [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications S.A.
Principal place of business of subsidiary	Rueil-Malmaison
Country of incorporation of subsidiary	France
Share/paid-in capital | €				9,600,000
Proportion of ownership interest in subsidiary	99.00%
Proportion of voting rights held in subsidiary	99.00%
Subsidiaries [member] | Societe Civile Immobiliere de la Schiffmuehle, Huningue [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Société Civile Immobilière de la Schiffmühle
Principal place of business of subsidiary	Huningue
Country of incorporation of subsidiary	France
Share/paid-in capital | €				15,245
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Business Services GmbH, Nuremberg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Business Services GmbH
Principal place of business of subsidiary	Nuremberg
Country of incorporation of subsidiary	Germany
Share/paid-in capital | €				25,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma GmbH, Nuremberg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma GmbH
Principal place of business of subsidiary	Nuremberg
Country of incorporation of subsidiary	Germany
Share/paid-in capital | €				25,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Produktions GmbH, Wehr [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Produktions GmbH
Principal place of business of subsidiary	Wehr
Country of incorporation of subsidiary	Germany
Share/paid-in capital | €				2,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | MorphoSys GmbH, Planegg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	MorphoSys GmbH
Principal place of business of subsidiary	Planegg
Country of incorporation of subsidiary	Germany
Share/paid-in capital | €				50,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis (Hellas) S.A.C.I., Metamorphosis/Athens [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Hellas) S.A.C.I.
Principal place of business of subsidiary	Metamorphosis / Athens
Country of incorporation of subsidiary	Greece
Share/paid-in capital | €				56,500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Hungary Healthcare Limited Liability Company, Budapest [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Hungary Healthcare Limited Liability Company
Principal place of business of subsidiary	Budapest
Country of incorporation of subsidiary	Hungary
Share/paid-in capital | Ft															Ft 545.6
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis India Limited, Mumbai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis India Limited
Principal place of business of subsidiary	Mumbai
Country of incorporation of subsidiary	India
Share/paid-in capital | ₨																₨ 123.5
Proportion of ownership interest in subsidiary	70.68%
Proportion of voting rights held in subsidiary	70.68%
Subsidiaries [member] | Novartis Healthcare Private Limited, Mumbai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Healthcare Private Limited
Principal place of business of subsidiary	Mumbai
Country of incorporation of subsidiary	India
Share/paid-in capital | ₨																₨ 60.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | PT. Novartis Indonesia, Jakarta [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	PT. Novartis Indonesia
Principal place of business of subsidiary	Jakarta
Country of incorporation of subsidiary	Indonesia
Share/paid-in capital | Rp																	Rp 10.6
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Ireland Limited, Dublin [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Ireland Limited
Principal place of business of subsidiary	Dublin
Country of incorporation of subsidiary	Ireland
Share/paid-in capital | €				25,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Integrated Services Limited, Dublin [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Integrated Services Limited
Principal place of business of subsidiary	Dublin
Country of incorporation of subsidiary	Ireland
Share/paid-in capital | €				100
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Israel Ltd., Tel Aviv [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Israel Ltd.
Principal place of business of subsidiary	Tel Aviv
Country of incorporation of subsidiary	Israel
Share/paid-in capital | ₪																		₪ 1,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Farma S.p.A., Milan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Farma S.p.A.
Principal place of business of subsidiary	Milan
Country of incorporation of subsidiary	Italy
Share/paid-in capital | €				18,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Advanced Accelerator Applications (Italy) S.r.l., Colleretto Giacosa [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications (Italy) S.r.l.
Principal place of business of subsidiary	Colleretto Giacosa
Country of incorporation of subsidiary	Italy
Share/paid-in capital | €				119,000
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | Novartis Pharma K.K., Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma K.K.
Principal place of business of subsidiary	Tokyo
Country of incorporation of subsidiary	Japan
Share/paid-in capital | ¥																			¥ 100.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Ciba-Geigy Japan Limited, Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Ciba-Geigy Japan Limited
Principal place of business of subsidiary	Tokyo
Country of incorporation of subsidiary	Japan
Share/paid-in capital | ¥																			¥ 100.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Baltics SIA, Riga [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Baltics SIA
Principal place of business of subsidiary	Riga
Country of incorporation of subsidiary	Latvia
Share/paid-in capital | €				3,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Investments S.a r.l., Howald [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Investments S.à r.l.
Principal place of business of subsidiary	Howald
Country of incorporation of subsidiary	Luxembourg
Share/paid-in capital	$ 50,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Finance S.A., Howald [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Finance S.A.
Principal place of business of subsidiary	Howald
Country of incorporation of subsidiary	Luxembourg
Share/paid-in capital	$ 100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Corporation (Malaysia) Sdn. Bhd., Petaling Jaya [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Corporation (Malaysia) Sdn. Bhd.
Principal place of business of subsidiary	Petaling Jaya
Country of incorporation of subsidiary	Malaysia
Share/paid-in capital | RM																				RM 3.3
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Farmaceutica, S.A. de C.V., Mexico City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Farmacéutica, S.A. de C.V.
Principal place of business of subsidiary	Mexico City
Country of incorporation of subsidiary	Mexico
Share/paid-in capital																					$ 206.7
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Maroc SA, Casablanca [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Maroc SA
Principal place of business of subsidiary	Casablanca
Country of incorporation of subsidiary	Morocco
Share/paid-in capital | د.م.																						د.م. 80.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma B.V., Amsterdam [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma B.V.
Principal place of business of subsidiary	Amsterdam
Country of incorporation of subsidiary	Netherlands
Share/paid-in capital | €				4,500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Aduro Netherlands Cooperatief U.A., Amsterdam [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Aduro Netherlands Coöperatief U.A.
Principal place of business of subsidiary	Amsterdam
Country of incorporation of subsidiary	Netherlands
Subsidiaries [member] | Aduro Biotech Holdings Europe B.V., Amsterdam [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Aduro Biotech Holdings, Europe B.V.
Principal place of business of subsidiary	Amsterdam
Country of incorporation of subsidiary	Netherlands
Share/paid-in capital | €				46,216
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | IDB Holland BV, Baarle-Nassau [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	IDB Holland BV
Principal place of business of subsidiary	Baarle-Nassau
Country of incorporation of subsidiary	Netherlands
Share/paid-in capital | €				80,000,000.0
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | Novartis New Zealand Ltd, Auckland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis New Zealand Ltd
Principal place of business of subsidiary	Auckland
Country of incorporation of subsidiary	New Zealand
Share/paid-in capital																							$ 820,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Norge AS, Oslo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Norge AS
Principal place of business of subsidiary	Oslo
Country of incorporation of subsidiary	Norway
Share/paid-in capital | kr																								kr 1.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma (Logistics), Inc., Panama City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma (Logistics), Inc.
Principal place of business of subsidiary	Panama City
Country of incorporation of subsidiary	Panama
Share/paid-in capital	$ 10,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Biosciences Peru S.A., Lima [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Biosciences Perú S.A.
Principal place of business of subsidiary	Lima
Country of incorporation of subsidiary	Peru
Share/paid-in capital | S/																									S/ 1.4
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Healthcare Philippines, Inc., Makati City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Healthcare Philippines, Inc.
Principal place of business of subsidiary	Makati City
Country of incorporation of subsidiary	Philippines
Share/paid-in capital | ₱																										₱ 500.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Poland Sp. z o.o., Warsaw [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Poland Sp. z o.o.
Principal place of business of subsidiary	Warsaw
Country of incorporation of subsidiary	Poland
Share/paid-in capital | zł																											zł 44.2
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Portugal SGPS Lda., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Portugal, S.G.P.S., Lda.
Principal place of business of subsidiary	Porto Salvo
Country of incorporation of subsidiary	Portugal
Share/paid-in capital | €				500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Farma - Produtos Farmaceuticos S.A., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Farma - Produtos Farmacêuticos, S.A.
Principal place of business of subsidiary	Porto Salvo
Country of incorporation of subsidiary	Portugal
Share/paid-in capital | €				2,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Services Romania S.R.L., Bucharest [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Services Romania S.R.L.
Principal place of business of subsidiary	Bucharest
Country of incorporation of subsidiary	Romania
Share/paid-in capital | RON																												RON 3.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals S.R.L., Targu-Mures [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals S.R.L.
Principal place of business of subsidiary	Targu-Mures
Country of incorporation of subsidiary	Romania
Share/paid-in capital | RON																												RON 119.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma LLC, Moscow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma LLC
Principal place of business of subsidiary	Moscow
Country of incorporation of subsidiary	Russian Federation
Share/paid-in capital | ₽																													₽ 20.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Neva LLC, St. Petersburg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Neva LLC
Principal place of business of subsidiary	St. Petersburg
Country of incorporation of subsidiary	Russian Federation
Share/paid-in capital | ₽																													₽ 500.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Saudi Ltd., Riyadh [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Saudi Company
Principal place of business of subsidiary	Riyadh
Country of incorporation of subsidiary	Saudi Arabia
Share/paid-in capital | ر.س																														ر.س 30.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis (Singapore) Pte Ltd., Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Singapore) Pte Ltd.
Principal place of business of subsidiary	Singapore
Country of incorporation of subsidiary	Singapore
Share/paid-in capital																															$ 100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Singapore Pharmaceutical Manufacturing Pte Ltd, Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Singapore Pharmaceutical Manufacturing Pte Ltd
Principal place of business of subsidiary	Singapore
Country of incorporation of subsidiary	Singapore
Share/paid-in capital																															440,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Asia Pacific Pharmaceuticals Pte Ltd, Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Asia Pacific Pharmaceuticals Pte Ltd
Principal place of business of subsidiary	Singapore
Country of incorporation of subsidiary	Singapore
Share/paid-in capital																															$ 39,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Slovakia s.r.o., Bratislava [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Slovakia s.r.o.
Principal place of business of subsidiary	Bratislava
Country of incorporation of subsidiary	Slovakia
Share/paid-in capital | €				2,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis farmacevtska proizvodnja d.o.o., Ljubljana [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis farmacevtska proizvodnja d.o.o.
Principal place of business of subsidiary	Ljubljana
Country of incorporation of subsidiary	Slovenia
Share/paid-in capital | €				50,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis South Africa (Pty) Ltd, Midrand [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis South Africa (Pty) Ltd
Principal place of business of subsidiary	Midrand
Country of incorporation of subsidiary	South Africa
Share/paid-in capital | R																																R 86.3
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Korea Ltd., Seoul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Korea Ltd.
Principal place of business of subsidiary	Seoul
Country of incorporation of subsidiary	South Korea
Share/paid-in capital | ₩																																	₩ 24.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Farmaceutica, S.A., Barcelona [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Farmacéutica, S.A.
Principal place of business of subsidiary	Barcelona
Country of incorporation of subsidiary	Spain
Share/paid-in capital | €				63,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Advanced Accelerator Applications Iberica, S.L.U., La Almunia de Dona Godina [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications Iberica, S. L. U.
Principal place of business of subsidiary	La Almunia de Dona Godina
Country of incorporation of subsidiary	Spain
Share/paid-in capital | €				22,600,000
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | Abadia Retuerta S.A., Sardon de Duero/Valladolid [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Abadia Retuerta S.A.
Principal place of business of subsidiary	Sardón de Duero / Valladolid
Country of incorporation of subsidiary	Spain
Share/paid-in capital | €				€ 6,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Sverige AB, Stockholm [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Sverige AB
Principal place of business of subsidiary	Stockholm
Country of incorporation of subsidiary	Sweden
Share/paid-in capital | kr																																		kr 5.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis International AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis International AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr					10,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Holding AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Holding AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr					100,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis International Pharmaceutical Investment AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis International Pharmaceutical Investment AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr					100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Kapital AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Kapital AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr					100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Bioventures AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Bioventures AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr					100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Friedrich Miescher Institute for Biomedical Research [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Friedrich Miescher Institute for Biomedical Research
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Subsidiaries [member] | Novartis Forschungsstiftung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Forschungsstiftung
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Subsidiaries [member] | Novartis Stiftung fuer Kaderausbildung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Stiftung für Kaderausbildung
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Subsidiaries [member] | Novartis Mitarbeiterbeteiligungsstiftung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis-Mitarbeiterbeteiligungsstiftung
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Subsidiaries [member] | Novartis Stiftung fuer Mensch und Umwelt, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Stiftung für Mensch und Umwelt
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Subsidiaries [member] | Stiftung der Novartis AG fuer Erziehung, Ausbildung und Bildung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Stiftung der Novartis AG für Erziehung, Ausbildung und Bildung
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Subsidiaries [member] | Novartis Overseas Investments AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Overseas Investments AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr					1,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Japat AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Japat AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr					100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr					350,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Services AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Services AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr					20,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Schweizerhalle AG, Muttenz [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Schweizerhalle AG
Principal place of business of subsidiary	Muttenz
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr					18,900,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Stein AG, Stein [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Stein AG
Principal place of business of subsidiary	Stein
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr					251,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Schweiz AG, Risch [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Schweiz AG
Principal place of business of subsidiary	Risch
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr					5,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Pharmanalytica SA, Locarno [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Pharmanalytica SA
Principal place of business of subsidiary	Locarno
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr					240,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Renor AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Renor AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr					50,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Innovative Therapies AG, Risch [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Innovative Therapies AG
Principal place of business of subsidiary	Risch
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr					100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Advanced Accelerator Applications International SA, Geneve [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications International SA
Principal place of business of subsidiary	Geneva
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr					SFr 9,300,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis (Taiwan) Co., Ltd., Taipei [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Taiwan) Co., Ltd.
Principal place of business of subsidiary	Taipei
Country of incorporation of subsidiary	Taiwan
Share/paid-in capital																																			$ 170.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis (Thailand) Limited, Bangkok [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Thailand) Limited
Principal place of business of subsidiary	Bangkok
Country of incorporation of subsidiary	Thailand
Share/paid-in capital | ฿																																				฿ 302.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Saglik, Gida ve Tarim Urunleri Sanayi ve Ticaret A.S., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Saglik, Gida ve Tarim Ürünleri Sanayi ve Ticaret A.S.
Principal place of business of subsidiary	Istanbul
Country of incorporation of subsidiary	Türkiye
Share/paid-in capital | ₺																																					₺ 1.2
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Middle East FZE, Dubai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Middle East FZE
Principal place of business of subsidiary	Dubai
Country of incorporation of subsidiary	United Arab Emirates
Share/paid-in capital | د.إ																																						د.إ 7.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis UK Limited, London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis UK Limited
Principal place of business of subsidiary	London
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																							£ 25.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals UK Limited, London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals UK Limited
Principal place of business of subsidiary	London
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																							£ 5.4
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Corporation
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 72,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Finance Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Finance Corporation
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 1,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Capital Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Capital Corporation
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Services, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Services, Inc.
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals Corporation
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 650
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Advanced Accelerator Applications USA, Inc., Millburn, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications USA, Inc.
Principal place of business of subsidiary	Millburn, NJ
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | Novartis Gene Therapies, Inc., Bannockburn, IL [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Gene Therapies, Inc.
Principal place of business of subsidiary	Bannockburn, IL
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Technology LLC, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Technology LLC
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	United States of America
Subsidiaries [member] | Novartis Manufacturing LLC, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Manufacturing LLC
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	United States of America
Subsidiaries [member] | Novartis Institutes for BioMedical Research, Inc., Cambridge, MA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Institutes for BioMedical Research, Inc.
Principal place of business of subsidiary	Cambridge, MA
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Kate Therapeutics Inc., San Diego, CA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Kate Therapeutics Inc.
Principal place of business of subsidiary	San Diego, CA
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 100
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Cadent Therapeutics, Cambridge, MA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cadent Therapeutics, Inc.
Principal place of business of subsidiary	Cambridge, MA
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 0.1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Constellation Pharmaceuticals, Inc., Boston, MA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Constellation Pharmaceuticals, Inc.
Principal place of business of subsidiary	Boston, MA
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 50
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Endocyte, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Endocyte, Inc.
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Mariana Oncology Inc., Watertown, MA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Mariana Oncology Inc.
Principal place of business of subsidiary	Watertown, MA
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | MorphoSys US Inc., Boston, MA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	MorphoSys US Inc.
Principal place of business of subsidiary	Boston, MA
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 50
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Navigate BioPharma Services, Inc., Carlsbad, CA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Navigate BioPharma Services, Inc.
Principal place of business of subsidiary	Carlsbad, CA
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | The Medicines Company, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	The Medicines Company
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Chinook Therapeutics, Inc., Seattle, WA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Chinook Therapeutics, Inc.
Principal place of business of subsidiary	Seattle, WA
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Chinook Therapeutics U.S., Inc., Seattle, WA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Chinook Therapeutics U.S., Inc.
Principal place of business of subsidiary	Seattle, WA
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Anthos Therapeutics, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Anthos Therapeutics, Inc.
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Regulus Therapeutics Inc., San Diego, CA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Regulus Therapeutics Inc.
Principal place of business of subsidiary	San Diego, CA
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Tourmaline Bio, Inc., New York, NY [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Tourmaline Bio, Inc.
Principal place of business of subsidiary	New York, NY
Country of incorporation of subsidiary	United States of America
Share/paid-in capital	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Uruguay S.A., Inc., Montevideo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Uruguay S.A.
Principal place of business of subsidiary	Montevideo
Country of incorporation of subsidiary	Uruguay
Share/paid-in capital																																								$ 7.3
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis de Venezuela, S.A., Caracas [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis de Venezuela, S.A.
Principal place of business of subsidiary	Caracas
Country of incorporation of subsidiary	Venezuela
Share/paid-in capital | Bs.F																																									Bs.F 0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Vietnam Company Limited, Ho Chi Minh City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Vietnam Company Limited
Principal place of business of subsidiary	Ho Chi Minh City
Country of incorporation of subsidiary	Vietnam
Share/paid-in capital | ₫																																										₫ 70.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Netherlands B.V., Amsterdam [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Netherlands